Goodwill	12 Months Ended
Dec. 31, 2021
22. Goodwill
Goodwill
22.

GOODWILL
The change in goodwill for the year ended December 31

is due to the following:
millions of Canadian dollars

2021 2020
Balance, January 1 $

5,720 $

5,835
Change in foreign exchange rate (24) (115)
Balance, December 31 $

5,696 $

5,720
Goodwill is subject to an annual assessment for impairment

at the reporting unit level. The goodwill on
Emera’s Consolidated Balance Sheets at December

31, 2021, primarily relates to TECO Energy and
GBPC. Emera’s reporting units with goodwill

are Tampa

Electric, PGS, NMGC, and GBPC.

In 2021, Emera performed a qualitative impairment assessment for Tampa

Electric, PGS and NMGC,
concluding that the fair value of the reporting units exceeded their respective carrying amounts, and as
such, no quantitative assessments were performed and no

impairment charges were recognized.
Goodwill on Emera’s Consolidated Balance Sheets

at December 31, 2021, included $
68

million (2020 –
$ 68

million) related to GBPC. In 2021, the Company performed

a quantitative impairment assessment
using a discounted cash flow analysis. This assessment estimated that the fair value of the reporting unit
exceeded its carrying value, including goodwill, by approximately 12 per cent. Adverse changes in
assumptions used could result in a future impairment.